Revenue - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Project implementation phase:
Revenues	$ 542,379	$ 514,584	$ 474,736
Revenues from pre-implementation projects [Member]
Project implementation phase:
Revenues	173,003	188,281
Revenues from post-implementation projects [Member]
Project implementation phase:
Revenues	$ 369,376	$ 326,303